Note 7 - Industry Segment Data	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
7
.   INDUSTRY SEGMENT DATA

The Company is engaged in the steel processing, pipe manufacturing and processing and steel and pipe distribution business. Within the Company, there are two
product groups: coil and tubular. The Company’s coil operations involve converting steel coils into flat sheet and plate steel cut to customer specifications and reselling steel coils. Through its tubular operations, the Company purchases, processes, manufactures and markets tubular products. The following is a summary of significant financial information relating to the product groups:

	Year Ended March 31
	2017	2016
NET SALES:
Coil	$64,641,805	$66,114,148
Tubular	13,114,250	15,517,234
TOTAL NET SALES	$77,756,055	$81,631,382
OPERATING PROFIT (LOSS):
Coil	$(770,091)	$5,098,322
Tubular	(1,438,088)	(3,097,409)
TOTAL OPERATING PROFIT (LOSS)	(2,208,179)	2,000,913
General corporate expenses	(2,001,642)	(1,977,542)
Interest and other income	59,005	375,310
TOTAL EARNINGS (LOSS) BEFORE INCOME TAXES	$(4,150,816)	$398,681
IDENTIFIABLE ASSETS:
Coil	$21,832,790	$25,316,558
Tubular	37,298,800	37,543,446
	59,131,590	62,860,004
General corporate assets	4,131,707	4,030,393
TOTAL ASSETS	$63,263,297	$66,890,397
DEPRECIATION:
Coil	$1,208,446	$1,153,519
Tubular	378,077	510,427
Corporate and other	7,883	9,775
	$1,594,406	$1,673,721

CAPITAL EXPENDITURES:
Coil	$75,889	$422,481
Tubular	715,973	1,695,512
Corporate and other	7,469	6,656
	$799,331	$2,124,649

Operating profit (loss) is total net sales less operating expenses, excluding general corporate expenses, interest expense and interest and other income. General corporate expenses reflect general and administrative expenses not
directly associated with segment operations and consist primarily of corporate and accounting salaries, professional fees and services, bad debts, retirement plan contribution expense, corporate insurance expenses and office supplies. Corporate assets consist primarily of cash, the cash value of officers’ life insurance, deferred taxes and federal income taxes recoverable. Although inventory is transferred at cost between product groups, there are no
sales between product groups. Capital expenditures were related primarily to the construction of the Company’s pipe-finishing facility located in Lone Star, Texas. As of
March
31,
2017,
capitalized expenditures related to the construction of the facility totaled approximately
$9,452,000.